Loan Servicing- Schedule of Principal Balances of Mortgage and SBA Loans Serviced for Others (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Mortgage Loans
Schedule Of Mortgage And Small Business Administration Loans Serviced [Line Items]
Loans serviced for others	$ 406,559	$ 384,437	$ 259,207
SBA
Schedule Of Mortgage And Small Business Administration Loans Serviced [Line Items]
Loans serviced for others	$ 174,282	$ 175,919	$ 110,263